Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 2,797,288	$ 2,805,839	$ 2,595,777
Top client
Disaggregation of Revenue [Line Items]
Revenue	337,904	350,287	352,335
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	754,906	704,963	671,723
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	350,865	347,832	385,741
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	501,643	529,713	461,351
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 851,970	$ 873,044	$ 724,627